Office and Equipment (Tables)	9 Months Ended
Oct. 31, 2021
Office and Equipment [Abstract]
Schedule of office and equipment
	Mining Equipment	Computer Equipment and Software	Total
Cost
Assets acquired on acquisition	$45,647	$9,331	$54,978
Additions	71,855	—	71,855
Balance, October 31, 2021	117,502	9,331	126,833

Depreciation
Depreciation for the period	14,033	7,634	21,667
Balance, October 31, 2021	14,033	7,634	21,667

Carrying amounts
Balance, October 31, 2021	$103,469	$1,697	$105,166